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                                    [LETTERHEAD]


May 1, 1998

VIA ELECTRONIC FILING

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC   20549

Re:  SAFECO Resource Series Trust
     1933 Act File No. 33-06547
     1940 Act File No. 811-4717

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I certify that the form of Growth, Equity, Bond, and Small Company Stock Portfolio Prospectuses dated April 30, 1998 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from the Growth, Equity, Bond, and Small Company Stock Portfolio Prospectuses contained in the most recent amendment to the registration statement, and further, that the text of the most recent registration statement was filed electronically on February 26, 1998, and became effective April 30, 1998.

If you have any comments or questions concerning the filing, please call me at
(206) 548-7075.

Sincerely,

/s/ Margaret E. DiDonna
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Margaret E. DiDonna
Counsel